Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING EXPENSES:
Research and development	$ 57,263	$ 42,224	$ 22,629
General and administrative	21,120	21,971	11,098
Total operating expenses	78,383	64,195	33,727
Loss from operations	(78,383)	(64,195)	(33,727)
OTHER INCOME (EXPENSE), NET:
Other income (expense)	7,318	3,133	531
Total other income (expense), net	7,318	3,133	531
Loss before provision for income taxes	(71,065)	(61,062)	(33,196)
Provision for income taxes	(111)	(37)	(3)
Net loss	(71,176)	(61,099)	(33,199)
Other comprehensive income:
Foreign exchange translation adjustment	(28,331)	(5,686)	4,213
Comprehensive loss	$ (99,507)	$ (66,785)	$ (28,986)
Net loss per share attributable to ordinary shareholders-basic	$ (1.82)	$ (2.13)	$ (31.14)
Net loss per share attributable to ordinary shareholders-diluted	$ (1.82)	$ (2.13)	$ (31.14)
Weighted average ordinary shares outstanding-basic	39,139,693	28,654,760	1,066,208
Weighted average ordinary shares outstanding-diluted	39,139,693	28,654,760	1,066,208